Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations [Abstract]
Schedule on discontinued operation

Revenues	$379
Cost of sales	818
Gross (loss)	(439)
Operating and other non-operating expenses	1,010
Loss from discontinued operations	(1,449)
Gain from sale of SA Concepts	-
Loss from discontinued operations	(1,449